Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income before allocation to noncontrolling interests	[1],[2],[3],[4]	$ 21,355	$ 7,246	$ 6,986
Foreign currency translation adjustments, net	[1]	1,116	(815)	(3,110)
Reclassification adjustments	[1],[5]	162	0	0
Other comprehensive income (loss), foreign currency transaction and translation adjustment, before tax, total	[1]	1,278	(815)	(3,110)
Unrealized holding gains/(losses) on derivative financial instruments, net	[1]	(10)	(442)	204
Reclassification adjustments for (gains)/losses included in net income	[1],[6]	(520)	452	(368)
Other comprehensive income (loss), derivatives qualifying as hedges, before tax, total	[1]	(530)	10	(165)
Unrealized holding gains/(losses) on available-for-sale securities, net	[1]	818	248	(846)
Reclassification adjustments for (gains)/losses included in net income	[1],[6]	(244)	(118)	796
Other comprehensive income (loss), available-for-sale securities adjustment, before tax, total	[1]	574	130	(50)
Benefit plans: actuarial losses, net	[1]	(212)	(1,888)	(37)
Reclassification adjustments related to amortization	[1],[7]	588	558	550
Reclassification adjustments related to settlements, net	[1],[7]	117	127	671
Other	[1]	(145)	195	199
Defined benefit Plan, amounts recognized in other comprehensive income (loss), net gain (loss), before tax, total	[1]	348	(1,009)	1,383
Benefit plans: prior service (costs)/credits and other, net	[1]	(2)	184	432
Reclassification adjustments related to amortization	[1],[7]	(184)	(173)	(160)
Reclassification adjustments related to curtailments, net	[1],[7]	(18)	(26)	(32)
Other	[1]	0	6	(3)
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost, before tax	[1]	(203)	(8)	237
Other comprehensive income/(loss), before tax	[1]	1,468	(1,692)	(1,705)
Tax provision/(benefit) on other comprehensive income/(loss)	[1],[8]	(262)	(174)	528
Other comprehensive income/(loss) before allocation to noncontrolling interests	[1],[4]	1,730	(1,518)	(2,232)
Comprehensive income before allocation to noncontrolling interests	[1]	23,085	5,728	4,754
Less: Comprehensive income/(loss) attributable to noncontrolling interests	[1]	62	28	(1)
Comprehensive income attributable to Pfizer Inc.	[1]	$ 23,023	$ 5,701	$ 4,755

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	The foreign currency translation adjustments reclassified into Other (income)/deductions—net in the consolidated statement of income primarily result from sale of our 40% ownership investment in Teuto and the sale of our 49% equity share in Hisun Pfizer. See Note 2D. Acquisitions, Sale of Hospira Infusion Systems Net Assets, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment: Equity-Method Investments.
[6]	Reclassified into Other (income)/deductions—net and Cost of sales in the consolidated statements of income. For additional information on amounts reclassified into Cost of sales, see Note 7F. Financial Instruments: Derivative Financial Instruments and Hedging Activities.
[7]	Generally reclassified, as part of net periodic pension cost, into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate, in the consolidated statements of income. For additional information, see Note 11. Pension and Postretirement Benefit Plans and Defined Contribution Plans.
[8]	See Note 5E. Tax Matters: Tax Provision/(Benefit) on Other Comprehensive Income/(Loss).